Filed with the Securities and Exchange Commission on January 12, 2010
Securities Act of 1933 File No. 333-141120
Investment Company Act of 1940 File No. 811-22027

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☑

Pre-Effective Amendment No. ___	☐
Post-Effective Amendment No. 16	☑

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☑

Amendment No. 18	☑
(Check Appropriate Box or Boxes)
FUNDVANTAGE TRUST
(Exact Name of Registrant as Specified in Charter)
301 Bellevue Parkway, Wilmington, DE 19809
(Address of Principal Executive Offices) (Zip Code)
Registrant’s Telephone Number, including Area Code: (302) 791-1851
Joel L. Weiss
PNC Global Investment Servicing Inc.
103 Bellevue Parkway
Wilmington, DE 19809
(Name and Address of Agent for Service)
Copies to:
Joseph V. Del Raso, Esq.
Pepper Hamilton LLP
3000 Two Logan Square
Philadelphia, PA 19103
It is proposed that this filing will become effective (check appropriate box)
     ☐ immediately upon filing pursuant to paragraph (b)
     ☐ on (date) pursuant to paragraph (b)
     ☐ 60 days after filing pursuant to paragraph (a)(1)
     ☐ on (date) pursuant to paragraph (a)(1)
     ☑ 75 days after filing pursuant to paragraph (a)(2)
     ☐ on (date) pursuant to paragraph (a)(2) of Rule 485.
If appropriate, check the following box:
☐ THIS POST-EFFECTIVE AMENDMENT DESIGNATES A NEW EFFECTIVE DATE FOR A PREVIOUSLY FILED
POST-EFFECTIVE AMENDMENT.

     This Post-Effective Amendment No. 16 is being filed solely for the purposes of (i) adding an EDGAR Series Identifier for the Private Capital Management Value Fund (the “Fund”) and (ii) adding EDGAR Class Identifiers for each of the Class A, Class C, Class I and Class R shares of the Fund. Parts A, B and C filed in Post-Effective Amendment No. 15 to the Registrant’s Registration Statement on Form N-1A under the Securities Act of 1933 (File No. 333-141120) and the Investment Company Act of 1940 (File No. 811-22027) on December 31, 2009 are incorporated by reference herein.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 16 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the City of Wilmington, State of Delaware on the 12th day of January 2010.

FUNDVANTAGE TRUST
By:	/s/ Joel Weiss
Joel Weiss, President and CEO

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 16 to the Registrant’s Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the dates indicated.

/s/ Robert J. Christian* Robert J. Christian	Trustee	January 12, 2010
/s/ Iqbal Mansur* Iqbal Mansur	Trustee	January 12, 2010
/s/ Nicholas M. Marsini, Jr.* Nicholas M. Marsini, Jr	Trustee	January 12, 2010
/s/ Donald J. Puglisi* Donald J. Puglisi	Trustee	January 12, 2010
/s/ Stephen M. Wynne* Stephen M. Wynne	Trustee	January 12, 2010
/s/ James Shaw James Shaw	Treasurer and CFO	January 12, 2010
/s/ Joel Weiss Joel Weiss	President and CEO	January 12, 2010

*By:	/s/ Joel Weiss
Joel Weiss
Attorney-in-Fact